ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		18 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Apr. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 354,929	$ 21,815	$ 680,057	$ 32,115	$ 32,115